SUMMARY OF COMPENSATION AWARDED TO OR EARNED BY OUR EXECUTIVE OFFICERS AND BOARD OF DIRECTORS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Salary	$ 991,278	$ 497,911	$ 1,184,506	$ 975,110
Stock-based	399,537	17,669	553,987	43,640
Total	$ 1,390,815	$ 515,580	$ 1,738,493	$ 1,018,750